Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2026 USD ($)
Fair value measurements
Derivative assets	¥ 80		$ 12
Digital assets	570		84
Fair value measurement on a recurring basis
Fair value measurements
Assets measured at fair value		¥ 0
Fair value measurement on a non-recurring basis
Fair value measurements
Fair value adjustment	0	¥ 0
Estimate fair value measurement
Fair value measurements
Assets measured at fair value	5,712		842
Estimate fair value measurement | Fair value measurement on a recurring basis
Fair value measurements
Derivative assets	80		12
Equity investment with readily determinable fair value	5,062		746
Digital assets	570		$ 84
Estimate fair value measurement | Level 1
Fair value measurements
Assets measured at fair value	570
Estimate fair value measurement | Level 1 | Fair value measurement on a recurring basis
Fair value measurements
Digital assets	570
Estimate fair value measurement | Level 2
Fair value measurements
Assets measured at fair value	5,142
Estimate fair value measurement | Level 2 | Fair value measurement on a recurring basis
Fair value measurements
Derivative assets	80
Equity investment with readily determinable fair value	5,062
Fair value adjustment
Fair value measurements
Assets measured at fair value	51
Fair value adjustment | Fair value measurement on a recurring basis
Fair value measurements
Derivative assets	80
Equity investment with readily determinable fair value	(28)
Digital assets	¥ (1)